Share-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of assumptions used in determining fair value of share options
Assumptions	2018	2019
Expected dividend yield	0%	0%
Risk-free interest rate	1.84%-2.35%	2.75%-2.85%
Expected volatility	42%-51%	50%-51%
Expected life	2 or 10 years	8.90 or 9.29 years
Exercise multiples	2.20-2.80 times	2.20-2.80 times
Fair value of underlying ordinary shares (US$/share)	9.29-12.25	6.28-6.83

(1)	The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.

(2)	The risk-free interest rate was estimated based on the US Government Bond yield with the maturity commensurate with the expected life.

(3)	The expected volatility of the underlying ordinary shares was estimated based on historical volatility of the Company for the period before the valuation date with length commensurate to expected life of the options.

(4)	The expected life was the contractual life of the share options.

(5)	The Company estimated the exercise multiple based on a consideration of various research studies regarding exercise pattern from historical statistical data.

(6)	The fair values of ordinary shares were determined based on the closing price in the market.

Schedule of share option movements
	Number of share options	Weighted average exercise price	Weighted average remaining contractual years	Weighted average fair value at grant date	Aggregate intrinsic value
		US$		US$	US$
As of August 31, 2018	797,104	8.74	8.66	11.4	2,630,442
Granted	2,712,138	8.74	8.29
Exercised	(14,457)	8.74	—
Forfeited/Cancelled	(421,471)	8.74	8.30
As of August 31, 2019	3,073,314	8.74	8.33	7.98	(1,407,301)
Granted	—	—	—
Forfeited/Cancelled	(2,232,547)	8.74	7.29
Outstanding as of August 31, 2020	840,767	8.74	7.29	10.73	(823,950)
Vested and exercisable as of August 31, 2020	471,200	8.74	7.29	10.13	(461,776)
Granted	—	—	—
Forfeited/Cancelled	(81,242)	8.74	6.29
Outstanding as of August 31, 2021	759,525	8.74	6.29	10.74	(4,086,239)
Vested and exercisable as of August 31, 2021	635,795	8.74	6.29	10.55	(3,420,579)